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MetLife Investors USA Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                                  May 4, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

         Re:   MetLife Investors USA Insurance Company and
               MetLife Investors USA Separate Account A
               File No. 333-54464 (Series VA)
               Rule 497(j) Certification

Commissioners:

         On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI"), each dated May 1, 2004 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 5 for the Account filed electronically with the Commission on April 27, 2004.

         If you have any questions, please contact me at (617) 578-3514.

                                              Sincerely,

                                              /s/  Michele H. Abate

                                              Michele H. Abate